INCOME TAXES - Domestic federal statutory tax rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes:
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Canada
Income taxes:
Federal and provincial income tax rate (as a percent)	26.50%
United States | Canadian Solar (USA) Inc.
Income taxes:
Income tax rate (as a percent)	25.00%	25.50%	24.60%
United States | Canadian Solar SSES (US) Inc
Income taxes:
Income tax rate (as a percent)	23.00%	28.10%
United States | Recurrent Energy Group Inc.
Income taxes:
Income tax rate (as a percent)	26.60%	26.10%	22.50%
United States | Canadian Solar US Module Manufacturing Corporation
Income taxes:
Income tax rate (as a percent)	21.00%